Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss available to ECARX Holdings Inc.	¥ (380,586)	$ (52,487)	¥ (582,195)	¥ (1,564,878)		$ (215,804)		¥ (1,175,261)		¥ (439,659)
Accretion of redeemable convertible preferred shares (Note 19)			177,842	354,878		48,940		243,564		101,286
Numerator for basic and diluted net loss per share calculation	¥ (380,586)	$ (52,487)	¥ (760,037)	¥ (1,919,756)		$ (264,744)		¥ (1,418,825)		¥ (540,945)
Denominator:
Basic	337,395,390	337,395,390	236,248,112	239,296,386	[1],[2]	239,296,386	[1],[2]	236,691,093	[1],[2]	238,591,421	[1],[2]
Diluted	337,395,390	337,395,390	236,248,112	239,296,386		239,296,386		236,691,093		238,591,421
Denominator for basic and diluted net loss per share calculation	337,395,390	337,395,390	236,248,112	239,296,386		239,296,386		236,691,093		238,591,421
Basic | (per share)	¥ (1.13)	$ (0.16)	¥ (3.22)	¥ (8.02)		$ (1.11)	[2]	¥ (5.99)	[2]	¥ (2.27)	[2]
Diluted | (per share)	¥ (1.13)	$ (0.16)	¥ (3.22)	¥ (8.02)		$ (1.11)		¥ (5.99)		¥ (2.27)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.
[2]	Shares outstanding for all periods reflect the adjustment for Recapitalization.